POSTRETIREMENT HEALTHCARE BENEFITS - Net Postretirement Benefit Cost (Details) (Postretirement Benefit Plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 161	$ 385
Amortization of prior service credits	(27,695)	(4,598)
Amortization of net actuarial losses	4,120	487
Total net periodic benefit cost	(23,414)	(3,726)
Net actuarial (gain) loss	(122)	95
Prior service credit	(5,074)	(2,465)
Prior service credit recognized	27,695	4,598
Net actuarial loss recognized	(4,120)	(487)
Total recognized in other comprehensive losses	18,379	1,741
Total recognized in net periodic benefit cost and other comprehensive losses	$ (5,035)	$ (1,985)